16. INCOME TAXES (Details-Deferred tax assets and liabilities) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Charitable contributions	$ 2,900	$ 4,128
Reserve for bad debt	17,948	25,548
Stock options	3,416,792	4,776,104
Depreciation	6,920	33,638
Other	17,674	25,159
Net operating loss carryforward	6,957,507	9,167,042
Total gross deferred tax assets	10,419,741	14,031,619
Less: Deferred tax asset valuation allowance	(10,351,807)	(13,934,915)
Total net deferred tax assets	67,934	96,704
Deferred tax liabilities:
Accrued salaries	(67,934)	(96,704)
Total deferred tax liabilities	(67,934)	(96,704)
Total net deferred taxes	$ 0	$ 0